CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 402,005	$ 502,836	$ 389,226
Restricted cash	5,587	10,583	53,085
Voyage receivables, including unbilled of $59,499 and $73,366	68,293	81,612	101,513
Income tax recoverable	1,119	1,664	55,856
Other receivables	4,814	7,195	8,293
Inventories		3,926	7,987
Prepaid expenses and other current assets		16,115	16,303
Inventories, prepaid expenses and other current assets	21,401	20,041
Total Current Assets	503,219	623,931	632,263
Restricted cash - non current	8,989	8,989	70,093
Vessels and other property, less accumulated depreciation of $768,511 and $736,874	2,052,968	2,084,859	2,213,217
Deferred drydock expenditures, net	84,969	95,241	62,413
Total Vessels, Deferred Drydock and Other Property	2,137,937	2,180,100	2,275,630
Investments in and advances to affiliated companies	351,503	348,718	334,863
Intangible Assets, less accumulated amortization of $42,933 and $41,783	49,067	50,217	54,817
Other assets	19,906	18,455	18,772
Total Assets	3,070,621	3,230,410	3,386,438
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities	87,292	91,233	96,066
Income taxes payable	1,465	13	906
Current installments of long-term debt	71,154	63,039	12,314
Total Current Liabilities	159,911	154,285	109,286
Reserve for uncertain tax positions	2,529	2,520	34,520
Long-term debt	1,072,533	1,223,224	1,611,612
Deferred income taxes	239,414	208,195	277,965
Other liabilities	60,823	61,698	66,968
Total Liabilities	1,535,210	1,649,922	2,100,351
Commitments and contingencies
Equity:
Common stock	3,809	3,720
Paid-in additional capital	1,589,056	1,651,511	1,507,334
Retained earnings / (accumulated deficit)	22,617	(1,282)	(141,025)
Stockholders' Equity before Treasury Stock	1,615,482	1,653,949
Stockholders Equity Subtotal		1,653,949	1,369,467
Accumulated other comprehensive loss	(80,071)	(73,461)	(83,380)
Total Equity	1,535,411	1,580,488	1,286,087
Total Liabilities and Equity	$ 3,070,621	3,230,410	3,386,438
Parent Company [Member]
Current Assets:
Cash and cash equivalents		15,395	117,092
Restricted cash		10,583	53,085
Income tax recoverable		719	55,526
Prepaid expenses and other current assets		1,115	6,108
Total Current Assets		27,812	231,811
Investments in and advances to affiliated companies		1,886,307	1,851,617
Intercompany receivables		6,857	1,904
Other assets		145	570
Total Assets		1,921,121	2,085,902
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities		12,905	29,403
Income taxes payable		50	56
Total Current Liabilities		12,955	29,459
Reserve for uncertain tax positions		2,283	34,520
Long-term debt		116,426	446,000
Deferred income taxes		208,432	283,277
Intercompany payables		537	6,559
Total Liabilities		340,633	799,815
Equity:
Paid-in additional capital		1,651,511	1,507,334
Retained earnings / (accumulated deficit)		(1,282)	(141,025)
Stockholders Equity Subtotal		1,653,949	1,369,467
Accumulated other comprehensive loss		(73,461)	(83,380)
Total Equity		1,580,488	1,286,087
Total Liabilities and Equity		1,921,121	2,085,902
Common Class A [Member]
Equity:
Common stock		3,646	3,108
Common Class A [Member] | Parent Company [Member]
Equity:
Common stock		3,646	3,108
Common Class B [Member]
Equity:
Common stock		74	50
Common Class B [Member] | Parent Company [Member]
Equity:
Common stock		$ 74	$ 50